SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Interest Rate During Period		10.00%
Infinity Capital [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Debt Instrument, Fair Value Disclosure			$ 800,000
DB [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Fair Value Disclosure	$ 75,000
Debt Instrument, Interest Rate During Period	14.00%